Financial Instruments (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Oct. 31, 2017
Financial Instruments [Line Items]
Maximum exposure to credit risk	$ 1,754.6	$ 1,730.0
Allowance for doubtful accounts	6.5	4.9
Borrowings before deferred financing costs	3,199.2	3,853.2
Net increase impact of 5 percent increase (decrease)	146.4	172.1
Other comprehensive income impact of 5 percent increase (decrease)	68.6	57.5
Cash and cash equivalents	$ 245.2
Short-term investments		$ 8.5
Discount rate cash flow	7.40%	6.60%
Bottom of range [Member]
Financial Instruments [Line Items]
Discount rate used to discount Canadian dollar cash flows	4.06%	4.00%
Top of range [Member]
Financial Instruments [Line Items]
Discount rate used to discount Canadian dollar cash flows	5.59%	5.16%
North American [Member]
Financial Instruments [Line Items]
Risk percentage	49%	48%
International customers [Member]
Financial Instruments [Line Items]
Risk percentage	51%	52%
Term Loan B - Canadian Facility [Member]
Financial Instruments [Line Items]
Variable interest rate			$ 1,800.0
Term Loan B - Canadian Facility [Member] | Bottom of range [Member]
Financial Instruments [Line Items]
Interest rates			1.72%
Term Loan B - Canadian Facility [Member] | Top of range [Member]
Financial Instruments [Line Items]
Interest rates			2.04%
Interest Rates Floor [Member]
Financial Instruments [Line Items]
Interest rates	0.25%
Net income loss impact of 0.25 percent change in interest rates	$ 5.1	$ 4.3